UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    August 15, 2011

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		80

Form 13F Information Table Value Total:		$102,591,176

List of Other Included Managers:

NONE

                                    TITLE                    Value        SHARES/         SHRS/         INVS
NAME OF ISSUER                     OFCLASS      CUSIP       (x$1000)        PRN            PRN          DSCR
-------------------------------------------------------------------------------------------------------------------
3M Company                           COM      88579Y101             806          8500     SHRS          SOLE
Abbott Laboratories                  COM      002824100            1344         25550     SHRS          SOLE
Accenture                            COM      G1150G111            1432         23700     SHRS          SOLE
Aflac Inc                            COM      001055102             509         10900     SHRS          SOLE
Allergan Inc.                        COM      018490102            2314         27800     SHRS          SOLE
American Movil SA                    ADR      02364W105             579         10750     SHRS          SOLE
American Tower Corp                  COM      029912201            2648         50600     SHRS          SOLE
Anheuser-Busch InBev                 ADR      03524A108             583         10050     SHRS          SOLE
Apache Corp                          COM      037411105            1505         12200     SHRS          SOLE
Apple Corp.                          COM      037833100             425          1265     SHRS          SOLE
Banco Santander SA                   ADR      05964H105            1300        112904     SHRS          SOLE
Becton Dickinson & Co                COM      075887109            1030         11950     SHRS          SOLE
Blackrock Inc.                       COM      09247X101             796          4150     SHRS          SOLE
Canadian Natl Railway                ADR      136375102            1454         18200     SHRS          SOLE
CenturyLink                          COM      156700106            1935         47850     SHRS          SOLE
Chevrontexaco Corp                   COM      166764100             219          2125     SHRS          SOLE
China Mobile LTD                     ADR      16941M109             529         11300     SHRS          SOLE
Cinemark                             COM      227111101             611         29500     SHRS          SOLE
Cisco Systems Inc.                   COM      17275R102             409         26200     SHRS          SOLE
Consol Energy Inc                    COM      20854P109            2007         41400     SHRS          SOLE
Copano Energy Llc                    COM      217202100             428         12500     SHRS          SOLE
Covance Inc                          COM      222816100            1932         32550     SHRS          SOLE
Cummins Inc.                         COM      231021106            1340         12950     SHRS          SOLE
Discovery Comm. Cl A                 COM      25470F104            1081         26400     SHRS          SOLE
Eaton Corporation                    COM      278058102            1466         28500     SHRS          SOLE
Ecolab Inc.                          COM      278865100            2904         51500     SHRS          SOLE
EMC Corporation                      COM      268648102            3868        140400     SHRS          SOLE
Encana Corporation                   ADR      292505104            1107         35950     SHRS          SOLE
Endesa, S.A.                         ADR      292505104             320          5600     SHRS          SOLE
Express 1 Expidited Solutions        COM      815801105             110         35395     SHRS          SOLE
Express Scripts Inc.                 COM      302182100            1236         22900     SHRS          SOLE
FedEx Corp                           COM      31428X106             996         10500     SHRS          SOLE
Fiserv Inc. Wisc.                    COM      337738108            2211         35300     SHRS          SOLE
Freeport McMoran Copper A            COM      35671D857            1598         30200     SHRS          SOLE
Google Inc Class A                   COM      38259P508             208           410     SHRS          SOLE
Helmerich & Payne Inc                COM      423452101             668         10100     SHRS          SOLE
Hewlett-Packard Company              COM      428236103            1378         37850     SHRS          SOLE
Home Depot Inc.                      COM      437076102            1612         44500     SHRS          SOLE
Itron, Inc.                          COM      465741106             318          6600     SHRS          SOLE
J. M. Smucker Co.                    COM      832696405            1361         17800     SHRS          SOLE
J.P. Morgan Chase & Co.              COM      46625H100             952         23250     SHRS          SOLE
Johnson & Johnson                    COM      478160104            1337         20100     SHRS          SOLE
Johnson Controls Inc.                COM      478366107            1650         39600     SHRS          SOLE
Marsh and McLennan Cos.              COM      571748102            1494         47900     SHRS          SOLE
MasterCard                           COM      57636Q104            2885          9575     SHRS          SOLE
Maxim Integrated Products, Inc       COM      57772K101            1173         45900     SHRS          SOLE
McDonalds                            COM      580135101            1604         19020     SHRS          SOLE
Microsoft Corporation                COM      594918104            1547         59500     SHRS          SOLE
Millicom Intl Cellular               ADR      L6388F110             332          3200     SHRS          SOLE
Monsanto                             COM      61166W101            1821         25100     SHRS          SOLE
New York Cmnty Bancorp               COM      649445103            1360         90700     SHRS          SOLE
Nike Inc                             COM      654106103             571          6350     SHRS          SOLE
Norfolk Southern Corp                COM      655844108            2420         32300     SHRS          SOLE
Novartis A G Spon ADR                ADR      66987V109            1885         30850     SHRS          SOLE
NYSE Euronext                        COM      629491101            2731         79700     SHRS          SOLE
OmniVision Technologies              COM      682128103             357         10250     SHRS          SOLE
Pentair Inc                          COM      709631105            1009         25000     SHRS          SOLE
PepsiCo Inc.                         COM      713448108            2331         33100     SHRS          SOLE
Petroleo Brasileiro Adrf             ADR      71654V408            1188         35100     SHRS          SOLE
Potash Corp.                         COM      73755L107             724         12700     SHRS          SOLE
Procter & Gamble                     COM      742718109            1659         26100     SHRS          SOLE
Qualcomm Inc                         COM      747525103            1425         25100     SHRS          SOLE
Questar Corporation                  COM      748356102            1064         60100     SHRS          SOLE
Raytheon Co.                         COM      755111507             900         18050     SHRS          SOLE
Schlumberger Ltd.                    ADR      806857108            2320         26850     SHRS          SOLE
Steel Dynamics, Inc.                 COM      858119100             655         40300     SHRS          SOLE
Stericycle Inc.                      COM      858912108             945         10600     SHRS          SOLE
Stryker Corp                         COM      863667101             810         13800     SHRS          SOLE
Teva Pharmaceuticals                 ADR      881624209             675         14000     SHRS          SOLE
Thermo Fisher Scientific             COM      883556102            2440         37900     SHRS          SOLE
Toronto Dominion Bank                ADR      891160509             794          9350     SHRS          SOLE
Total S.A.                           ADR      286269105             923         15950     SHRS          SOLE
Transocean                           COM      893817106            1282         19850     SHRS          SOLE
Tupperware Corp                      COM      899896104             310          4600     SHRS          SOLE
United Technologies Corp.            COM      913017109            1345         15200     SHRS          SOLE
Vale SA                              ADR      204412209            1770         55400     SHRS          SOLE
VF Corporation                       COM      918204108            1688         15550     SHRS          SOLE
Waste Management Inc.                COM      94196L109            2203         59100     SHRS          SOLE
Whirlpool Corp                       COM      963320106            1187         14600     SHRS          SOLE
Xerox Corporation                    COM      984121103             250         24000     SHRS          SOLE
